Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2018
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

NOTE 14 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of certain financial instruments, including cash and cash equivalents, accounts receivable and accounts payable, approximate their respective fair values due to the short-term nature of such instruments.

The Company measures certain financial instruments at fair value on a recurring basis, including certain convertible notes payable and related party loans which were extinguished and reissued and are therefore subject to fair value measurement, as well as derivative financial instruments arising from conversion features embedded in convertible promissory notes for which the conversion rate is not fixed. All financial instruments carried at fair value fall within Level 3 of the fair value hierarchy as their value is based on unobservable inputs. The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgments to be made.

The following table summarizes the conclusions reached regarding fair value measurements as of June 30, 2018 and December 31, 2017:

	As of June 30, 2018
						Total
	Level 1		Level 2		Level 3	Fair Value
Convertible notes payable	$	---	$	---	$795,233	$795,233
Notes payable to related party		---		---	196,952	196,952
Derivative financial instruments		---		---	1,389,689	1,389,689

Total	$	---	$	---	$2,381,874	$2,381,874

	As of December 31, 2017
							Total
	Level 1		Level 2		Level 3		Fair Value
Convertible notes payable	$	---	$	---	$	---	$ ---
Notes payable to related party		---		---		---	---
Derivative financial instruments		---		---		398,489	398,489

Total	$	---	$	---		$398,489	$398,489

The changes in Level 3 financial instruments that are measured at fair value on a recurring basis during the three and six months ended June 30, 2018 and 2017 were as follows:

	Three Months Ended June 30,			Six Months Ended June 30,
	2018	2017		2018	2017

Convertible notes payable	$(20,921)	$	---	$(75,418)	$	---
Notes payable to related party	(4,531)		---	(7,980)		---
Derivative financial instruments	52,786		---	38,165		---

Total	$27,334	$	---	$(45,233)	$	---